SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
SUBSEQUENT EVENTS [Text Block]

NOTE 7 - SUBSEQUENT EVENTS

1.

On September 30, 2013, the Company extended the maturity date of the loan to December 31, 2013. In return for extending the maturity date the Company issued to Mediapark 100,000 Additional Warrants. See also note 3b5.

2.

On October 11, 2013, Orgenesis Ltd. established a wholly-owned subsidiary in Belgium, Orgenesis SPRL, which will be engaged in development and manufacturing activities together with the clinical studies in Europe.

NOTE 11 - SUBSEQUENT EVENTS

  In December 2012, the Company entered into a subscription agreement with Derby for the issuance of 500,000 units for a total consideration of $500,000. Each unit is comprised of one share of the Company's common stock and two non-transferable common stock warrants. Each common stock warrant ("December Warrants") can be exercised at a purchase price of $0.50 per warrant and is exercisable until December 2, 2014.

  In connection with this agreement, the July Warrants were cancelled.

  As of December 3, 2012, following this transaction, Derby 1,100,000 warrants exercisable into the Company's common stock shares, comprised of the December Warrants and the April Warrants.

  On January 7, 2013, the Company appointed a new CEO to the Company, whose compensation will consist of an annual gross salary of $180,000 and the eligibility to receive stock options, performance shares and an annual bonus at the discretion of our board of directors upon the performance of certain milestones.